(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Tables)	12 Months Ended
Dec. 31, 2013
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
(Loss) gain on sale of assets and amortization of deferred gains
Gain (loss) on sale of assets, gain on lease terminations and amortization of deferred gains in each of the three years ended December 31 may be summarized as follows;

(in thousands of $)	2013	2012	2011
Net gain on lease terminations	21,237	21,806	5,311
Loss on sale of SPCs to Frontline 2012	—	—	(306,972)
Net (loss) gain on sale of vessels	—	(2,109)	9,271
Amortization of deferred gains	2,321	15,062	11,653
Other	—	—	(66)
	23,558	34,759	(280,803)